Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 435,897,718		$ 462,906,257
Cost of revenue		428,686,593		453,781,238
Gross profit		7,211,125		9,125,019
Operating expenses:
Selling and distribution		1,242,157		1,212,108
General and administrative		4,307,141		3,152,568
Total operating costs and expenses		5,549,298		4,364,676
Income from operations		1,661,827		4,760,343
Other (income) expense:
Interest expense, net		231,633		259,993
Currency exchange (gain) loss		(1,674)		(45,767)
Write off of property, plant and equipment		613		48,399
Others				(1,750)
Total other expenses		230,572		260,875
Income before provision for income taxes		1,431,255		4,499,468
Provision for income taxes		298,605	$ 2,000,000	814,468
Net income (loss) attributable to parent		1,132,650		3,685,000
Comprehensive income		1,132,650		3,685,000
Attributable to:
Equity holders of the Company		1,139,226		3,685,000
Non-controlling interests		$ (6,576)
Basic earnings per ordinary share* | $ / shares	[1]	$ 0.045		$ 0.171
Diluted earnings per ordinary share* | $ / shares	[1]	$ 0.045		$ 0.171
Weighted average number of ordinary shares outstanding - basic | shares	[1]	25,000,000	25,000,000	21,250,000
Weighted average number of ordinary shares outstanding - dilued | shares	[1]	25,000,000	25,000,000	21,250,000

[1]	Gives retroactive effect to reflect the reorganization in August 2022.